Employee Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Components of Net Periodic Cost for Defined Benefit Pension Plan and Other Postretirement Benefit Plan

The components of net periodic cost for our defined benefit pension plan and for our postretirement benefit plan are included in the following tables:

	Nine Months Ended September 30,
Net Periodic Pension Cost	2018	2017
Interest cost	$12.3	$12.9
Actuarial loss amortization	10.8	9.6
Less: Expected return on plan assets	(19.5)	(19.8)

Net periodic pension cost	$3.6	$2.7

	Nine Months Ended September 30,
Net Periodic Postretirement Benefit	2018	2017
Service benefit	$(0.3)	$(0.3)
Interest cost	0.3	0.3
Actuarial gain amortization	(1.8)	(1.8)

Net periodic postretirement benefit gain	$(1.8)	$(1.8)

Schedule of Future Payments to Participants from Defined Benefit Plans

The projected future payments to participants from defined benefit plans are included in the table below.

Years Ending December 31,	Amount
2018	$46.8
2019	46.3
2020	45.4
2021	44.4
2022	43.1
Next five years	$193.5

Schedule of Combined Funded Status and Net Periodic Pension Cost and Postretirement Benefits

The accompanying tables reflect the combined funded status and net periodic pension cost and combined supporting assumptions for the defined benefit elements of our defined benefit plans.

	Year Ended December 31,
	2017	2016
Funded Status of Defined Benefit Retirement Plans at Measurement Date
Change in Projected Benefit Obligation During the Year:
Projected benefit obligation at beginning of year	$605.9	$636.0
Service cost	—	—
Interest cost	17.2	18.2
Actuarial loss	20.3	4.3
Benefits paid and plan expenses	(50.4)	(52.6)

Projected benefit obligation at end of year	$593.0	$605.9

Change in Fair Value of Plan Assets During the Year:
Plan assets at fair value at beginning of year	416.4	410.1
Actual return on plan assets	49.6	20.5
Employer contributions	23.0	38.4
Benefits paid and plan expenses	(50.4)	(52.6)

Plan assets at fair value at end of year	438.6	416.4

Funded status of plans	$(154.4)	$(189.5)

	December 31,
	2017	2016
Amounts recognized in Consolidated Balance Sheets
Current liability	$20.3	$27.1
Noncurrent liability	134.1	162.4

Amounts recognized in Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss, net of tax of $91.5 and $91.5, respectively	$151.4	$167.2

Schedule of Other Comprehensive (Income) Loss Related to Pension Benefit Plans and Postretirement Benefits

The other comprehensive (income) loss related to postretirement benefits is as follows:

	Year Ended December 31,
	2017	2016	2015
Net actuarial gain	$(0.7)	$(1.4)	$(4.5)
Amortization of net actuarial gain	2.7	2.6	2.0
Tax expense	—	—	—

Other comprehensive loss (income), net of tax	$2.0	$1.2	$(2.5)

	Year Ended December 31,
	2017	2016	2015
Net Periodic Postretirement Benefit
Service cost	$—	$—	$—
Interest cost	0.5	0.6	0.9
Actuarial gain amortization	(2.4)	(2.3)	(1.7)
Prior service credit amortization	(0.3)	(0.3)	(0.3)

Net periodic postretirement benefit gain	$(2.2)	$(2.0)	$(1.1)

The amount in accumulated other comprehensive loss that is expected to be recognized as a component of net periodic postretirement benefit cost during 2018 is a $2.5 gain, comprised of $2.2 of actuarial gain and $0.3 of prior service credit.

The assumed health care cost trend rate represents the rate at which health care costs are assumed to increase. The assumed health care cost trend rate used in measuring the benefit obligation in 2017 is 6.75% for pre-age 65 retirees and 7.25% for post-age 65 retirees. These rates are assumed to decrease gradually to the ultimate health care cost trend rate of 4.5% in 2028 for both groups. A one percent increase in this rate would increase the benefit obligation at December 31, 2017, by $0.9 million and would have an immaterial impact on the interest cost for 2017. A one percent decrease in this rate would decrease the benefit obligation at December 31, 2017, by $0.8 million and would have an immaterial impact on the interest cost for 2017.

	Year Ended December 31,
	2017	2016	2015
Assumption Used in Calculations
Weighted average discount rate used to determine net periodic postretirement cost (credit)	3.26%	3.38%	3.25%
Weighted average discount rate used to determine benefit obligation at measurement date	3.01%	3.26%	3.38%

Schedule of Fair Value of Defined Benefit Plan Assets

 The fair values of the defined benefit plan’s assets at December 31, 2017, by asset category are as follows:

	Total	Level 1	Level 2	Level 3
Investments, at fair value:
Short-term investments	$36.8	$36.8	$—	$—
Derivatives (a)	14.8	—	14.8
Government securities	88.1	—	88.1	—
Corporate debt securities	18.3	—	18.3	—
Collective investment funds:	—
Domestic equity (b)	144.4	—	144.4	—
Foreign equity (b)	57.5	—	57.5	—
Foreign bond (c)	41.8	—	41.8	—
Partnerships (d)	35.3	—	35.3	—
Hedge fund of funds (e)	1.6	—	1.6	—

Total investments, at fair value	$438.6	$36.8	$401.8	$—

The fair values of our defined benefit plan’s assets at December 31, 2016, by asset category are as follows:

	Total	Level 1	Level 2	Level 3
Investments, at fair value:
Short-term investments	$34.0	$34.0	$—	$—
Derivatives (a)	19.0		19.0
Government securities	88.9	—	88.9	—
Corporate debt securities	25.5	—	25.5	—
Collective investment funds:
Domestic equity (b)	66.7	—	66.7	—
Foreign equity (b)	86.0	—	86.0	—
Foreign bond (c)	33.3	—	33.3	—
Partnerships (d)	32.7	—	32.7	—
Hedge fund of funds (e)	30.3	—	30.3	—

Total investments, at fair value	$416.4	$34.0	$382.4	$—

(a)	Funds in this category invest in interest rate swaps to reduce exposure to long-term interest rate risk and to achieve overall investment portfolio objectives.
(b)	Funds in this category invest in a diversified portfolio of domestic and/or foreign stocks to achieve a long-term rate of return.
(c)	Funds in this category invest in various types of domestic and/or foreign debt securities to achieve a long-term rate of return while preserving capital.
(d)	Funds within this category invest in a bond fund partnership which holds various types of domestic debt securities to achieve a long-term rate of return while preserving capital.
(e)

Funds within this category invest in various underlying hedge funds and are designed to provide superior risk adjusted returns as well as portfolio diversification relative to traditional asset classes.

Projected Future Postretirement Benefit Payments and Future Receipts from the Federal Subsidy

The projected future postretirement benefit payments and future receipts from the federal subsidy for each of the next five years and the five-year period following are included in the table below.

Years Ending December 31,	Payments	Receipts
2018	$2.5	$0.1
2019	2.2	0.1
2020	2.1	0.1
2021	2.0	0.1
2022	1.9	0.1
Next five years	$7.3	$0.3

Defined Benefit Pension Plan [Member]
Schedule of Other Comprehensive (Income) Loss Related to Pension Benefit Plans and Postretirement Benefits

The other comprehensive (income) loss related to pension benefit plans is as follows:

	Year Ended December 31,
	2017	2016	2015
Net actuarial (gain) loss	$(3.0)	$9.5	$2.2
Amortization of net actuarial loss	(12.8)	(12.5)	(13.3)
Tax expense	—	0.1	—

Other comprehensive income, net of tax	$(15.8)	$(2.9)	$(11.1)

	Year Ended December 31,
	2017	2016	2015
Assumption Used in Calculations
Discount rate used to determine net benefit cost	3.63%	3.76%	3.50%
Expected return on plan assets	6.30%	6.30%	6.50%
Discount rate used to determine benefit obligations	3.25%	3.63%	3.76%

	Year Ended December 31,
	2017	2016	2015
Net Periodic Pension Cost
Interest cost	$17.2	$18.2	$23.3
Expected return on plan assets	(26.3)	(25.7)	(26.6)
Actuarial loss amortization	12.8	12.5	13.3

Net periodic pension cost	$3.7	$5.0	$10.0

Other Postretirement Benefits Plan [Member]
Schedule of Combined Funded Status and Net Periodic Pension Cost and Postretirement Benefits

The accompanying tables present the amounts and changes in the aggregate benefit obligation and the components of net periodic postretirement benefit cost for U.S. plans. We fund these costs as they become due.

	Year Ended December 31,
	2017	2016
Funded Status of Postretirement Health Care and Life Insurance Plans
Change in Benefit Obligation:
At beginning of year	$21.0	$23.2
Interest cost	0.5	0.6
Participant contributions	1.1	1.2
Actuarial gain	(0.7)	(1.4)
Benefits paid	(2.3)	(2.6)

At end of year	$19.6	$21.0

Change in Plan Assets:
At beginning of year	$—	$—
Company contributions	1.2	1.5
Participant contributions	1.1	1.1
Benefits paid	(2.3)	(2.6)

At end of year	—	—

Funded Status	$(19.6)	$(21.0)

	December 31,
	2017	2016
Amounts recognized in Consolidated Balance Sheets
Current liability	$2.4	$2.6
Noncurrent liability	17.2	18.4
Amounts recognized in Accumulated Other Comprehensive Loss
Accumulated other comprehensive income, net of tax of $(9.9) and $(9.9), respectively	$(8.9)	$(10.9)